Business combinations	12 Months Ended
Mar. 31, 2019
Business combinations
Business combinations

3.           Business combinations

Acquisition of a Subsidiary

In April 2018, the Company purchased a 24.9% stake in Laudamotion for consideration of €15 million. This investment was accounted for using the equity method.  In August 2018, the Company acquired a further 50.1% of the shares and voting interests in Laudamotion. As a result, the Group’s equity interest increased from 24.9% to 75%, with a put option over the remaining 25%. From this date, the Group had a controlling interest and Laudamotion has been accounted for as a consolidated subsidiary. In December 2018, the Company subsequently exercised the put option and increased its holding in Laudamotion to 100%.

As part of purchase accounting, Ryanair recognized a gain on sale of associate of €6 million within the consolidated income statement.  The put option over the remaining 25% ownership interest in Laudamotion was accounted for under the anticipated acquisition method i.e. the 25% residual interest was deemed to have been acquired at the date of acquisition and the financial liability arising from the put option was included in the consideration transferred at its fair value of €6 million (see table below).

Laudamotion provides the Group access to valuable landing slots at slot constrained airports in Germany, Austria and Spain.

Consideration transferred and assets and liabilities assumed

The following table summarises the fair value of assets acquired and liabilities assumed at the date of acquisition of control and the consideration transferred to acquire control of Laudamotion:

Year ended
March 31,
2019
€M
Consideration:
Consideration (liabilities and cash paid)	32.0
Fair value of existing equity interest	6.0
Settlement of pre-existing loans	60.5
98.5

Net assets acquired:
Intangible assets	99.6
Cash and cash equivalents	7.0
Other assets acquired	43.4
Liabilities assumed	(51.5)
98.5

The excess of the purchase consideration over the acquired assets and assumed liabilities, was entirely attributable to the value of identifiable intangible assets acquired, being the aforementioned landing slots.  Accordingly, no goodwill was recognised in respect of the Laudamotion acquisition.  Further, no contingent liabilities were recognised in respect of the Laudamotion acquisition.

In the year ended March 31, 2019, Laudamotion contributed revenue of €134.5m and an operating loss of €172.9m to the Group’s results. Ryanair also recognised €15.8m in share of losses in associate prior to consolidation of Laudamotion in August 2018, and recognised a deferred tax credit of €43.2m relating to the recognition of a deferred tax asset in respect of Laudamotion’s post-acquisition losses.  The Company projects the availability of sufficient future profits, to utilise these losses.

If the acquisition date for the Lauda business combination had been at the beginning of the year, Lauda would have contributed the following revenue and loss for the year to the Group’s results:

Year ended
March 31,
2019
€M
Revenue	172.0
Loss for the year	(171.7)